Goodwill and Intangible Assets - Future Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Future estimated amortization expense of intangible assets
2017	$ 15,543
2018	4,198
2019	3,465
2020	3,465
2021	3,465
Thereafter	7,888
Net finite-lived intangible assets	$ 38,024	$ 59,011	$ 91,379